Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings USD ($)	Dec. 31, 2013 Buildings CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2013 Machinery and equipment USD ($)	Dec. 31, 2013 Machinery and equipment CNY	Dec. 31, 2012 Machinery and equipment CNY	Dec. 31, 2013 Furniture and fixtures USD ($)	Dec. 31, 2013 Furniture and fixtures CNY	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Construction in progress USD ($)	Dec. 31, 2013 Construction in progress CNY	Dec. 31, 2012 Construction in progress CNY
Property, Plant and Equipment
Total property, plant and equipment	$ 3,306,666	20,017,566	18,557,874		$ 641,501	3,883,457	2,923,470	$ 2,492,558	15,089,200	13,875,105	$ 27,410	165,932	114,284	$ 19,070	115,443	114,373	$ 126,127	763,534	1,530,642
Less: Accumulated depreciation	(670,321)	(4,057,923)	(2,864,153)
Less: Impairment	(408,927)	(2,475,521)	(2,475,521)
Total property, plant and equipment, net	2,227,418	13,484,122	13,218,200
Impairment loss		0	200,497	2,275,024